UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2013

ITEM 1.	REPORT TO STOCKHOLDERS

APRIL 30, 2013 Semiannual Report to Shareholders

DWS Diversified International Equity Fund

Contents
4 Letter to Shareholders
5 Performance Summary
8 Portfolio Management Team
9 Portfolio Summary
11 Investment Portfolio
25 Statement of Assets and Liabilities
27 Statement of Operations
28 Statement of Changes in Net Assets
29 Financial Highlights
35 Notes to Financial Statements
46 Information About Your Fund's Expenses
48 Summary of Management Fee Evaluation by Independent Fee Consultant
52 Account Management Resources
54 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of the Deutsche Asset & Wealth Management division of Deutsche Bank AG.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Investor:

As the U.S. and global economies regain their footing, economists are cautiously looking to a less erratic year for the financial markets in 2013. In the U.S. specifically, positive trends in areas such as housing starts and job creation suggest ongoing recovery, albeit at a relatively mild pace. Supporting this view, Larry Adam, Deutsche Asset & Wealth Management's Chief Investment Strategist for Wealth Management, cites the potential for increased bank lending, a rise in business spending, and improved consumer confidence as underlying forces that may act as catalysts for continued positive growth.

Still, critical issues are yet to be resolved. As Washington wrangles with debt concerns, spending, and monetary and fiscal policy, a fair amount of uncertainty lingers. Despite gains in the broad stock market, sluggish growth and historically low interest rates continue to pose a challenge to investors seeking a strategy for growth or retirement income.

Against this backdrop, what can you do? First, stay focused. Second-guessing investment decisions based on headlines, short-term market fluctuations or emotion is never a reliable strategy. Next, make a point of checking your asset allocation every year or so. Objectives may change over time, and periods of market volatility can shift a portfolio away from your established target allocation. Finally, remember that the investment professionals who manage your DWS fund bring a wealth of experience over a variety of market cycles, along with access to a broad network of research and analytical resources.

At Deutsche Asset & Wealth Management we embrace the concept of discipline and the value of maintaining a long-term view. We urge you to do the same.

Best regards,

Douglas Beck, CFA President, DWS Funds

Performance Summary April 30, 2013 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/13
Unadjusted for Sales Charge	15.19%	17.23%	-3.25%	7.71%
Adjusted for the Maximum Sales Charge (max 5.75% load)	8.57%	10.49%	-4.39%	7.07%
MSCI EAFE Index†	16.90%	19.39%	-0.93%	9.23%
Average Annual Total Returns as of 3/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		9.23%	-3.18%	8.07%
Adjusted for the Maximum Sales Charge (max 5.75% load)		2.95%	-4.32%	7.43%
MSCI EAFE Index†		11.27%	-0.88%	9.70%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/13
Unadjusted for Sales Charge	14.82%	16.39%	-3.98%	6.90%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	10.82%	13.39%	-4.16%	6.90%
MSCI EAFE Index†	16.90%	19.39%	-0.93%	9.23%
Average Annual Total Returns as of 3/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		8.48%	-3.90%	7.26%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)		5.48%	-4.07%	7.26%
MSCI EAFE Index†		11.27%	-0.88%	9.70%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/13
Unadjusted for Sales Charge	14.82%	16.39%	-3.99%	6.90%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	13.82%	16.39%	-3.99%	6.90%
MSCI EAFE Index†	16.90%	19.39%	-0.93%	9.23%
Average Annual Total Returns as of 3/31/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		8.48%	-3.90%	7.26%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		8.48%	-3.90%	7.26%
MSCI EAFE Index†		11.27%	-0.88%	9.70%
Class R	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/13
No Sales Charges	15.13%	16.88%	-3.40%	7.52%
MSCI EAFE Index†	16.90%	19.39%	-0.93%	9.23%
Average Annual Total Returns as of 3/31/13 (most recent calendar quarter end)
No Sales Charges		9.00%	-3.32%	7.88%
MSCI EAFE Index†		11.27%	-0.88%	9.70%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/13
No Sales Charges	15.25%	17.52%	-2.98%	7.96%
MSCI EAFE Index†	16.90%	19.39%	-0.93%	9.23%
Average Annual Total Returns as of 3/31/13 (most recent calendar quarter end)
No Sales Charges		9.58%	-2.90%	8.32%
MSCI EAFE Index†		11.27%	-0.88%	9.70%
Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/13
No Sales Charges	15.46%	17.74%	-2.85%	8.10%
MSCI EAFE Index†	16.90%	19.39%	-0.93%	9.23%
Average Annual Total Returns as of 3/31/13 (most recent calendar quarter end)
No Sales Charges		9.63%	-2.77%	8.46%
MSCI EAFE Index†		11.27%	-0.88%	9.70%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2013 are 1.70%, 2.64%, 2.46%, 1.91%, 1.48% and 1.27% for Class A, Class B, Class C, Class R, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 15 days.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class R shares prior to their inception on July 1, 2003 and for Class S shares prior to their inception on February 28, 2005 are derived from the historical performance of Institutional Class shares of the predecessor Fund's original share class during such periods and have been adjusted to reflect the different total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† MSCI EAFE Index is an unmanaged index that tracks international stock performance in the 22 developed markets of Europe, Australasia and the Far East. Returns reflect reinvestment of dividends net of withholding taxes. The index is calculated using closing local market prices and translates into U.S. dollars using the London close foreign exchange rates.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class B	Class C	Class R	Class S	Institutional Class
Net Asset Value
4/30/13	$7.77	$7.51	$7.51	$7.56	$7.54	$7.55
10/31/12	$6.90	$6.64	$6.64	$6.70	$6.71	$6.71
Distribution Information as of 4/30/13
Income Dividends, Six Months	$.16	$.11	$.11	$.14	$.18	$.18

Portfolio Management Team

Subadvisor

QS Investors, LLC ("QS Investors"), New York, New York, is the subadvisor for the fund. Effective on or about July 12, 2013, QS Investors will no longer serve as subadvisor to the fund and day-to-day portfolio management of the fund will transition to Deutsche Investment Management Americas Inc.

Effective on or about July 12, 2013, the portfolio management team for the fund will be as follows:

Nils E. Ernst, PhD, Director

Portfolio Manager of the fund. Joined the fund in 2013.

• Joined Deutsche Asset & Wealth Management in 2004 after two years of industry experience as an Investment Consultant at FERI Institutional Management GmbH, while completing his doctoral studies.

• Portfolio Manager for Global Equities: Frankfurt.

• Completed Bank Training Program ("Bankkaufmann") at Landesbank Hessen-Thueringen, Frankfurt; Master's Degree and PhD in Business Administration ("Diplom-Kaufmann" and "Dr. rer. pol.") from Otto Beisheim Graduate School of Corporate Management with semesters at Georgia Institute of Technology and Hong Kong University of Science and Technology.

Martin Berberich, CFA, Director

Portfolio Manager of the fund. Joined the fund in 2013.

• Joined Deutsche Asset & Wealth Management in 1999 with three years of industry experience; previously, he served as an Institutional Portfolio Manager. Before joining, he worked in the Treasury Department at Robert Bosch GmbH.

• Senior Portfolio Manager for Global Equities and Deputy Portfolio Manager for the DWS Top 50 Welt: Frankfurt.

• Completed Bank Training Program ("Bankkaufmann") at HypoVereinsbank Wuerzburg; MBA ("Diplom-Kaufmann") from University of Wuerzburg; CFA Charterholder.

Sebastian P. Werner, PhD, Assistant Vice President

Portfolio Manager of the fund. Joined the fund in 2013.

• Joined Deutsche Asset & Wealth Management in 2008; previously, he served as a Research Assistant for the Endowed Chair of Asset Management at the European Business School, Oestrich-Winkel while earning his PhD.

• Portfolio Manager for Global and US Growth Equities: Frankfurt.

• MBA in International Management from the Thunderbird School of Global Management; Masters Degree ("Diplom-Kaufmann") and PhD in Finance ("Dr. rer. pol.") from the European Business School, Oestrich-Winkel.

Portfolio Summary (Unaudited)

Ten Largest Common Stocks at April 30, 2013 (17.0% of Net Assets)	Country	Percent
1. ASML Holding NV Develops, produces, and markets semiconductor manufacturing equipment	Netherlands	2.2%
2. CRH PLC Manufactures building materials	Ireland	2.1%
3. Nokia Oyj Manufacturer of telecommunication systems and equipment	Finland	2.1%
4. Sanofi Manufactures prescription pharmaceuticals	France	2.0%
5. Nestle SA A multinational company that markets a wide range of food products	Switzerland	2.0%
6. GlaxoSmithKline PLC Develops, manufactures and markets vaccines and medicines	United Kingdom	1.4%
7. Swisscom AG Operates in public telecommunications networks and application services	Switzerland	1.3%
8. Telefonica SA An integrated telecommunications company	Spain	1.3%
9. Deutsche Telekom AG An integrated telecommunications company	Germany	1.3%
10. Telecom Italia SpA Offers fixed-line and mobile telephone and data transmission services	Italy	1.3%
Portfolio holdings and characteristics are subject to change.
For more complete details about the fund's investment portfolio, see page 11. A quarterly Fact Sheet is available on www.dws-investments.com or upon request. Please see the Account Management Resources section on page 52 for contact information.

Investment Portfolio as of April 30, 2013 (Unaudited)
	Shares	Value ($)

Common Stocks 89.4%
Australia 3.8%
AGL Energy Ltd.	10,998	181,048
APA Group	12,159	82,124
Asciano Ltd.	9,175	51,393
Aurizon Holdings Ltd.	13,429	57,830
Australia & New Zealand Banking Group Ltd.	483	15,963
BHP Billiton Ltd.	4,759	160,428
Brambles Ltd.	6,041	54,681
Cochlear Ltd.	514	35,165
Commonwealth Bank of Australia	927	70,655
Crown Ltd.	4,307	57,667
CSL Ltd.	2,406	156,951
Echo Entertainment Group Ltd.	8,537	32,061
Leighton Holdings Ltd.	1,199	24,914
National Australia Bank Ltd.	1,443	50,923
Newcrest Mining Ltd.	1,515	26,511
Origin Energy Ltd.	7,150	91,427
Rio Tinto Ltd.	870	50,451
Santos Ltd.	6,285	80,591
Sonic Healthcare Ltd.	371	5,096
SP Ausnet	45,688	59,402
TABCORP Holdings Ltd.	15,831	56,656
Tatts Group Ltd.	16,520	55,987
Telstra Corp., Ltd.	104,482	539,532
Toll Holdings Ltd.	5,399	31,928
Transurban Group	9,287	65,685
Wesfarmers Ltd.	1,659	74,632
Westfield Group (REIT) (Units)	3,049	36,846
Westpac Banking Corp.	1,115	39,129
Woodside Petroleum Ltd.	4,096	159,754
Woolworths Ltd.	1,778	67,152
WorleyParsons Ltd.	1,661	39,274
(Cost $1,564,973)		2,511,856
Austria 0.5%
Erste Group Bank AG*	5,298	166,764
Immofinanz AG*	23,284	95,330
Raiffeisen Bank International AG	1,310	46,353
Vienna Insurance Group AG Wiener Versicherung Gruppe	956	50,697
(Cost $235,813)		359,144
Belgium 1.6%
Ageas (a)	4,190	153,859
Anheuser-Busch InBev NV	4,685	447,687
Delhaize Group	688	43,248
Groupe Bruxelles Lambert SA	1,065	82,571
KBC Groep NV	3,638	143,328
Solvay SA	1,094	160,691
Umicore SA	1,535	71,261
(Cost $635,006)		1,102,645
Bermuda 0.1%
Seadrill Ltd. (Cost $15,752)	1,505	57,896
Canada 7.6%
Agnico-Eagle Mines Ltd.	500	16,140
Alimentation Couche-Tard, Inc. "B"	1,800	109,363
Bank of Montreal	900	56,450
Bank of Nova Scotia	500	28,830
Barrick Gold Corp.	2,700	53,225
BCE, Inc. (a)	3,500	163,944
Bell Aliant, Inc.	1,400	37,437
Bombardier, Inc. "B"	7,200	28,587
Brookfield Asset Management, Inc. "A"	1,200	46,323
Canadian National Railway Co.	1,300	127,271
Canadian Natural Resources Ltd.	1,400	41,064
Canadian Pacific Railway Ltd.	200	24,926
Canadian Tire Corp., Ltd. "A"	500	36,826
Canadian Utilities Ltd. "A"	2,100	172,844
Cenovus Energy, Inc.	1,200	35,912
CGI Group, Inc. "A"*	19,900	630,116
Eldorado Gold Corp.	2,400	18,987
Empire Co., Ltd. "A"	600	40,796
EnCana Corp.	1,100	20,276
First Quantum Minerals Ltd.	1,400	24,444
Fortis, Inc.	5,300	183,865
George Weston Ltd.	800	61,629
Gildan Activewear, Inc.	1,000	40,210
Goldcorp, Inc.	2,200	65,119
Imperial Oil Ltd.	700	27,848
Kinross Gold Corp.	3,800	20,708
Loblaw Companies Ltd.	1,400	59,407
Magna International, Inc. "A"	1,268	76,273
Manulife Financial Corp.	3,000	44,340
Metro, Inc. "A"	1,000	67,815
National Bank of Canada	300	22,676
Open Text Corp.*	5,500	359,388
Potash Corp. of Saskatchewan, Inc.	1,501	63,172
Research In Motion Ltd.*	46,000	753,387
Rogers Communications, Inc. "B"	5,000	246,613
Royal Bank of Canada	1,500	90,496
Saputo, Inc.	1,400	72,081
Shaw Communications, Inc. "B"	2,900	66,034
Shoppers Drug Mart Corp.	2,800	125,402
Silver Wheaton Corp.	900	22,003
SNC-Lavalin Group, Inc.	800	34,527
Sun Life Financial, Inc.	1,200	33,852
Suncor Energy, Inc.	2,032	63,353
Talisman Energy, Inc.	1,600	19,185
Teck Resources Ltd. "B"	1,400	37,243
Telus Corp.	2,000	71,964
Thomson Reuters Corp. (b)	700	23,450
Thomson Reuters Corp. (b)	1,660	55,593
Tim Hortons, Inc.	1,200	65,012
Toronto-Dominion Bank	400	32,792
TransAlta Corp.	9,200	135,244
Valeant Pharmaceuticals International, Inc.*	4,300	326,517
Yamana Gold, Inc.	1,700	21,042
(Cost $4,353,605)		5,102,001
Denmark 1.9%
A P Moller-Maersk AS "A"	8	54,791
A P Moller-Maersk AS "B"	16	113,984
Carlsberg AS "B"	4,459	414,041
Coloplast AS "B"	150	8,163
Danske Bank AS*	15,455	292,634
DSV AS	2,944	74,210
Novo Nordisk AS "B"	1,492	261,907
Tryg AS	589	51,050
(Cost $866,453)		1,270,780
Finland 3.9%
Fortum Oyj	15,184	282,842
Kone Oyj "B"	1,052	92,931
Metso Corp.	1,230	50,688
Nokia Oyj (a)	407,878	1,374,042
Pohjola Bank PLC	1,893	32,256
Sampo Oyj "A"	7,784	311,228
Stora Enso Oyj "R" (a)	22,051	153,512
UPM-Kymmene Oyj	19,253	202,090
Wartsila Oyj	1,754	86,280
(Cost $2,156,661)		2,585,869
France 7.2%
Air Liquide SA	1,234	156,488
Arkema	288	27,049
AtoS	863	60,162
AXA SA	4,178	78,257
BNP Paribas SA	2,225	124,065
Cap Gemini	1,535	70,623
Carrefour SA (a)	2,349	69,800
Casino Guichard-Perrachon SA	203	21,964
Cie Generale des Etablissements Michelin "B"	389	32,915
Compagnie de Saint-Gobain	834	33,464
DANONE SA	1,749	133,650
Dassault Systemes SA	733	89,403
Electricite de France	2,373	53,130
Essilor International SA	2,209	249,178
European Aeronautic Defence & Space Co.	218	11,539
France Telecom SA	31,053	331,723
GDF Suez (a)	14,331	308,436
Iliad SA	400	91,540
L'Oreal SA	811	144,701
Lafarge SA	762	49,248
LVMH Moet Hennessy Louis Vuitton SA	489	84,926
Pernod Ricard SA	785	97,217
Sanofi	12,693	1,363,146
Schneider Electric SA	982	75,077
Societe Generale*	1,858	67,536
Suez Environnement Co.	2,266	32,599
Technip SA	406	43,631
Total SA	5,326	269,079
Unibail-Rodamco SE (REIT)	350	91,495
Veolia Environnement	3,910	54,035
Vinci SA	548	26,457
Vivendi	22,079	501,617
(Cost $3,884,294)		4,844,150
Germany 5.1%
Adidas AG	615	64,267
Allianz SE (Registered)	1,801	265,796
BASF SE (a)	1,185	110,690
Bayer AG (Registered)	2,514	262,339
Bayerische Motoren Werke (BMW) AG	476	43,918
Beiersdorf AG	1,120	101,394
Commerzbank AG*	2,113	28,428
Continental AG	289	34,317
Daimler AG (Registered)	1,267	70,112
Deutsche Boerse AG	1,004	62,684
Deutsche Post AG (Registered)	2,891	68,674
Deutsche Telekom AG (Registered)	73,505	869,619
E.ON AG (a)	12,019	217,836
Fresenius Medical Care AG & Co. KGaA	377	26,017
Fresenius SE & Co. KGaA	478	59,942
GEA Group AG	1,234	41,769
Henkel AG & Co. KGaA	1,114	87,222
Infineon Technologies AG	2,950	23,299
K+S AG (Registered)	460	20,338
Kabel Deutschland Holding AG	214	20,333
Linde AG	386	73,006
Merck KGaA	287	43,712
Metro AG	1,362	42,475
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (a)	782	156,488
RWE AG	3,889	140,045
SAP AG	2,280	181,183
Siemens AG (Registered)	2,663	278,082
Suedzucker AG	1,123	45,270
(Cost $2,764,964)		3,439,255
Hong Kong 2.5%
AIA Group Ltd.	16,800	74,693
BOC Hong Kong (Holdings) Ltd.	13,500	46,630
Cathay Pacific Airways Ltd.	26,000	45,741
Cheung Kong (Holdings) Ltd.	4,000	60,372
Cheung Kong Infrastructure Holdings Ltd.	8,000	58,119
CLP Holdings Ltd.	13,000	114,671
Galaxy Entertainment Group Ltd.*	12,000	53,591
Hang Lung Properties Ltd.	8,000	31,071
Hang Seng Bank Ltd.	2,100	35,189
Hong Kong & China Gas Co., Ltd.	49,481	149,318
Hong Kong Exchanges & Clearing Ltd.	3,600	60,615
Hutchison Whampoa Ltd.	27,000	292,800
Li & Fung Ltd.	32,000	41,380
Link (REIT)	9,000	50,772
MTR Corp., Ltd.	11,500	47,451
Noble Group Ltd.	40,181	36,762
NWS Holdings Ltd.	23,500	42,188
Orient Overseas International Ltd.	6,000	35,682
Power Assets Holdings Ltd.	16,000	156,557
Shangri-La Asia Ltd.	14,000	27,118
SJM Holdings Ltd.	12,000	30,422
Sun Hung Kai Properties Ltd.	4,000	58,347
Swire Pacific Ltd. "A"	3,000	38,175
Wharf Holdings Ltd.	5,000	44,750
Yue Yuen Industrial (Holdings) Ltd.	7,000	24,237
(Cost $1,077,669)		1,656,651
Ireland 2.8%
CRH PLC	64,418	1,383,642
Elan Corp. PLC*	26,423	305,868
Experian PLC	2,775	48,868
Shire PLC	4,523	140,898
(Cost $1,525,277)		1,879,276
Italy 4.0%
Assicurazioni Generali SpA	4,059	74,902
Atlantia SpA	6,677	119,572
Enel Green Power SpA	27,248	58,135
Enel SpA	61,324	238,319
Eni SpA	11,740	280,747
Fiat Industrial SpA (a)	17,784	201,225
Fiat SpA*	16,501	99,229
Finmeccanica SpA*	12,127	63,318
Intesa Sanpaolo	63,998	116,781
Luxottica Group SpA	2,487	129,717
Pirelli & C. SpA	6,895	71,615
Prysmian SpA	4,269	86,220
Saipem SpA	1,417	40,189
Snam SpA	14,437	71,023
Telecom Italia SpA (a)	671,472	571,197
Telecom Italia SpA (RSP) (a)	409,031	285,326
Terna — Rete Elettrica Nationale SpA	17,328	81,241
UBI Banca — Unione di Banche Italiane ScpA	5,181	21,735
UniCredit SpA*	14,623	76,808
(Cost $2,775,968)		2,687,299
Japan 12.2%
AEON Co., Ltd.	5,700	80,708
Ajinomoto Co., Inc.	6,000	82,456
Alfresa Holdings Corp.	600	35,660
Asahi Group Holdings Ltd.	3,700	92,075
Asahi Kasei Corp.	6,000	40,305
Astellas Pharma, Inc.	3,100	180,552
Canon, Inc.	1,850	66,551
Chubu Electric Power Co., Inc.	12,700	164,398
Chugai Pharmaceutical Co., Ltd.	2,100	52,339
Chugoku Electric Power Co., Inc.	5,900	84,610
Dai-ichi Life Insurance Co., Ltd.	30	41,417
Daiichi Sankyo Co., Ltd.	4,100	80,207
Denso Corp.	400	17,945
East Japan Railway Co.	398	33,677
Eisai Co., Ltd.	1,700	77,573
Electric Power Development Co., Ltd.	2,500	71,450
FamilyMart Co., Ltd.	800	36,588
FANUC Corp.	200	30,214
FUJIFILM Holdings Corp.	1,400	28,744
Hisamitsu Pharmaceutical Co., Inc.	600	35,363
Hitachi Ltd.	7,000	44,744
Hokkaido Electric Power Co., Inc.*	4,200	53,286
Hokuriku Electric Power Co.	3,800	55,941
Honda Motor Co., Ltd.	1,900	75,692
HOYA Corp.	1,400	28,031
Idemitsu Kosan Co., Ltd.	400	33,803
INPEX Corp.	23	111,018
Japan Exchange Group, Inc.	200	24,664
Japan Real Estate Investment Corp. (REIT)	1	13,441
Japan Tobacco, Inc.	6,900	261,102
JFE Holdings, Inc.	1,400	30,349
JX Holdings, Inc.	17,290	93,772
Kansai Electric Power Co., Inc.*	14,500	177,669
Kao Corp.	3,700	128,028
KDDI Corp.	6,000	288,372
Kirin Holdings Co., Ltd.	6,000	105,191
Komatsu Ltd.	800	21,865
Kyocera Corp.	300	30,549
Kyowa Hakko Kirin Co., Ltd.	3,000	36,809
Kyushu Electric Power Co., Inc.*	8,200	113,264
Lawson, Inc.	700	55,172
Medipal Holdings Corp.	2,000	31,396
MEIJI Holdings Co., Ltd.	800	36,092
Miraca Holdings, Inc.	800	39,909
Mitsubishi Chemical Holdings Corp.	6,000	29,213
Mitsubishi Corp.	2,200	39,509
Mitsubishi Electric Corp.	3,000	28,606
Mitsubishi Estate Co., Ltd.	3,000	97,646
Mitsubishi Tanabe Pharma Corp.	2,600	39,523
Mitsubishi UFJ Financial Group, Inc.	36,200	245,028
Mitsui & Co., Ltd.	3,000	41,236
Mitsui Fudosan Co., Ltd.	2,000	68,072
Mizuho Financial Group, Inc.	54,200	119,752
MS&AD Insurance Group Holdings, Inc.	1,500	40,235
Murata Manufacturing Co., Ltd.	500	40,730
Nintendo Co., Ltd.	200	22,221
Nippon Building Fund, Inc. (REIT)	4	57,733
Nippon Meat Packers, Inc.	2,000	30,729
Nippon Steel & Sumitomo Metal	20,000	53,243
Nippon Telegraph & Telephone Corp.	4,905	242,959
Nissan Motor Co., Ltd.	4,300	44,908
Nisshin Seifun Group, Inc.	3,500	45,216
Nitto Denko Corp.	700	46,020
NKSJ Holdings, Inc.	1,800	45,648
Nomura Holdings, Inc.	10,800	88,044
NTT DoCoMo, Inc.	165	272,742
Olympus Corp.*	1,700	42,719
Ono Pharmaceutical Co., Ltd.	800	52,714
ORIX Corp.	5,100	78,490
Osaka Gas Co., Ltd.	34,000	147,241
Otsuka Holdings KK	3,200	115,274
Panasonic Corp.	2,900	21,134
Santen Pharmaceutical Co., Ltd.	900	45,165
Seven & I Holdings Co., Ltd.	5,500	211,720
Shikoku Electric Power Co., Inc.*	2,900	52,721
Shin-Etsu Chemical Co., Ltd.	1,300	87,630
Shionogi & Co., Ltd.	2,800	68,963
Shiseido Co., Ltd.	3,400	48,747
Softbank Corp.	10,700	530,465
Sumitomo Chemical Co., Ltd.	6,000	20,109
Sumitomo Corp.	2,900	36,222
Sumitomo Electric Industries Ltd.	1,900	25,268
Sumitomo Mitsui Financial Group, Inc.	3,700	175,173
Sumitomo Mitsui Trust Holdings, Inc.	5,000	25,130
Suzuken Co., Ltd.	900	35,013
Taisho Pharmaceutical Holdings Co., Ltd.	400	29,712
Takeda Pharmaceutical Co., Ltd.	5,300	291,179
Terumo Corp.	1,600	79,555
Toho Gas Co., Ltd.	9,000	53,575
Tohoku Electric Power Co., Inc.*	8,500	90,967
Tokio Marine Holdings, Inc.	1,500	47,636
Tokyo Electric Power Co., Inc.*	27,000	119,799
Tokyo Gas Co., Ltd.	44,000	251,076
TonenGeneral Sekiyu KK	4,000	40,400
Toray Industries, Inc.	6,000	42,157
Toshiba Corp.	8,000	44,156
Toyo Suisan Kaisha Ltd.	1,000	34,021
Toyota Motor Corp.	1,600	92,745
Tsumura & Co.	700	22,816
Unicharm Corp.	1,100	71,141
Yakult Honsha Co., Ltd.	900	39,259
Yamazaki Baking Co., Ltd.	2,000	26,161
(Cost $6,692,305)		8,158,257
Luxembourg 0.3%
ArcelorMittal	5,462	67,203
Millicom International Cellular SA (SDR)	1,219	99,716
Tenaris SA	2,054	45,644
(Cost $180,401)		212,563
Macau 0.2%
Sands China Ltd.	12,000	63,029
Wynn Macau Ltd.*	12,800	38,929
(Cost $36,664)		101,958
Netherlands 6.4%
AEGON NV	15,739	104,204
Akzo Nobel NV	2,336	140,909
ASML Holding NV (a)	20,029	1,492,858
Corio NV (REIT)	983	45,615
Gemalto NV	990	81,024
Heineken Holding NV	565	34,014
Heineken NV (a)	1,067	75,448
ING Groep NV (CVA)*	29,409	241,804
Koninklijke (Royal) KPN NV (a)	105,635	220,850
Koninklijke Ahold NV	4,580	72,373
Koninklijke DSM NV	1,709	110,173
Koninklijke Philips Electronics NV	5,655	156,699
Koninklijke Vopak NV	597	33,111
Randstad Holding NV	834	34,776
Reed Elsevier NV (a)	20,609	334,940
Royal Dutch Shell PLC "A"	2,485	84,758
Royal Dutch Shell PLC "B"	1,993	69,622
TNT Express NV	3,072	23,652
Unilever NV (CVA)	7,178	306,095
Wolters Kluwer NV (a)	9,201	203,824
Ziggo NV	11,843	425,087
(Cost $3,348,380)		4,291,836
Norway 2.1%
Aker Solutions ASA	1,535	21,458
DnB ASA (a)	19,140	313,679
Gjensidige Forsikring ASA	4,143	66,939
Norsk Hydro ASA (a)	26,920	126,741
Statoil ASA	6,582	161,167
Telenor ASA	21,555	485,791
Yara International ASA	4,451	208,521
(Cost $689,642)		1,384,296
Singapore 3.4%
CapitaLand Ltd.	20,000	60,818
ComfortDelGro Corp., Ltd.	30,000	48,369
DBS Group Holdings Ltd.	7,000	95,351
Genting Singapore PLC	162,000	202,959
Golden Agri-Resources Ltd.	218,000	93,911
Hutchison Port Holdings Trust (Units)	51,000	42,506
Jardine Cycle & Carriage Ltd.	3,000	118,677
Keppel Corp., Ltd.	12,800	111,540
Keppel REIT (REIT)	2,560	3,140
Olam International Ltd.	51,000	69,390
Oversea-Chinese Banking Corp., Ltd.	14,000	123,454
SembCorp Industries Ltd.	13,000	52,733
SembCorp Marine Ltd.	12,000	42,042
Singapore Airlines Ltd.	8,000	72,136
Singapore Exchange Ltd.	9,000	54,747
Singapore Press Holdings Ltd. (a)	43,000	155,803
Singapore Technologies Engineering Ltd.	12,000	43,018
Singapore Telecommunications Ltd.	165,000	526,854
StarHub Ltd.	16,000	61,461
United Overseas Bank Ltd.	7,000	121,463
Wilmar International Ltd.	59,000	159,744
(Cost $1,504,729)		2,260,116
Spain 5.0%
Abertis Infraestructuras SA	7,235	135,163
Acciona SA	194	12,721
ACS, Actividades de Construccion y Servicios SA	2,946	75,906
Amadeus IT Holding SA "A"	15,667	462,564
Banco Bilbao Vizcaya Argentaria SA	13,573	132,574
Banco Santander SA	24,775	179,103
Enagas SA	2,281	60,790
Ferrovial SA	8,501	140,718
Gas Natural SDG SA	3,770	79,133
Iberdrola SA	45,390	245,237
Industria de Diseno Textil SA	3,019	405,884
Red Electrica Corporacion SA	1,146	61,016
Repsol SA	18,590	437,326
Telefonica SA	59,753	874,320
Zardoya Otis SA	3,165	44,298
(Cost $2,710,651)		3,346,753
Sweden 3.4%
Atlas Copco AB "A"	792	20,857
Boliden AB	8,924	141,338
Electrolux AB "B"	2,224	63,068
Hennes & Mauritz AB "B"	5,113	181,062
Hexagon AB "B"	2,241	64,103
Husqvarna AB "B"	3,572	20,525
Nordea Bank AB	8,154	97,928
Sandvik AB	3,558	50,441
Scania AB "B"	1,671	35,636
Skandinaviska Enskilda Banken AB "A"	7,816	80,233
SKF AB "B"	1,471	34,238
Svenska Cellulosa AB "B"	11,420	296,638
Svenska Handelsbanken AB "A"	2,305	104,737
Swedbank AB "A"	2,005	49,446
Swedish Match AB	4,566	158,581
Tele2 AB "B"	6,166	105,735
Telefonaktiebolaget LM Ericsson "B"	33,687	420,490
TeliaSonera AB	43,220	297,845
Volvo AB "B"	4,497	62,375
(Cost $1,469,820)		2,285,276
Switzerland 7.5%
ABB Ltd. (Registered)*	4,238	96,174
Actelion Ltd. (Registered)*	181	11,070
Aryzta AG*	834	51,811
Compagnie Financiere Richemont SA "A"	2,003	162,306
Credit Suisse Group AG (Registered)	2,660	74,035
Geberit AG (Registered)	73	17,837
Givaudan SA (Registered)*	25	32,190
Holcim Ltd. (Registered)*	920	71,863
Lindt & Spruengli AG (Registered)	1	44,503
Nestle SA (Registered)	19,016	1,358,853
Novartis AG (Registered)	9,809	729,341
Roche Holding AG (Genusschein)	3,027	757,837
SGS SA (Registered)	15	36,285
Sika AG	17	41,133
Sonova Holding AG (Registered)*	267	29,075
STMicroelectronics NV	7,970	69,480
Swatch Group AG (Bearer)	105	60,277
Swiss Re AG.*	1,017	81,009
Swisscom AG (Registered)	1,872	882,133
Syngenta AG (Registered)	301	128,892
UBS AG (Registered)*	5,602	100,342
Wolseley PLC	961	47,603
Xstrata PLC	3,542	53,033
Zurich Insurance Group AG*	263	73,518
(Cost $2,428,483)		5,010,600
United Kingdom 7.6%
Anglo American PLC	2,015	49,013
ARM Holdings PLC	24,890	387,214
AstraZeneca PLC	8,858	459,994
BAE Systems PLC	1,124	6,563
Barclays PLC	8,224	36,561
BG Group PLC	2,693	45,456
BHP Billiton PLC	3,343	93,993
BP PLC	14,248	103,263
British American Tobacco PLC	1,720	95,326
British Sky Broadcasting Group PLC	2,610	34,245
BT Group PLC	42,354	182,110
Capita PLC	1,781	24,971
Centrica PLC	26,003	150,067
Compass Group PLC	3,247	42,728
Diageo PLC	2,954	90,136
GlaxoSmithKline PLC	35,693	920,842
HSBC Holdings PLC	15,258	167,179
Imperial Tobacco Group PLC	830	29,679
Inmarsat PLC	4,081	45,880
International Consolidated Airlines Group SA*	18,084	76,253
Kingfisher PLC	5,124	24,926
Marks & Spencer Group PLC	4,845	30,751
National Grid PLC	16,393	208,914
Next PLC	569	38,569
Pearson PLC	1,760	32,023
Reckitt Benckiser Group PLC	809	59,097
Reed Elsevier PLC	3,160	36,923
Rio Tinto PLC	2,110	95,734
Rolls-Royce Holdings PLC*	1,593	28,010
Rolls-Royce Holdings PLC "C" (Entitlement Shares)*	189,567	295
SABMiller PLC	639	34,478
Severn Trent PLC	1,707	48,325
Smith & Nephew PLC	8,325	95,000
Smiths Group PLC	1,780	34,570
SSE PLC	5,193	125,636
Standard Chartered PLC	907	22,834
Subsea 7 SA	916	19,741
Tesco PLC	9,515	54,151
The Sage Group PLC	23,573	123,616
Unilever PLC	1,703	73,840
United Utilities Group PLC	4,490	51,704
Vodafone Group PLC	252,119	770,121
William Morrison Supermarkets PLC	5,755	26,130
WPP PLC	1,787	29,543
(Cost $3,192,272)		5,106,404
United States 0.3%
Brookfield Property Partners LP*	68	1,480
Catamaran Corp.*	3,400	196,315
(Cost $160,597)		197,795
Total Common Stocks (Cost $44,270,379)		59,852,676

Preferred Stocks 0.3%
Germany
Henkel AG & Co. KGaA	1,604	151,262
Volkswagen AG	192	38,919
Total Preferred Stocks (Cost $78,080)		190,181

Rights 0.2%
Netherlands
Koninklijke (Royal) KPN NV Expiration Date 5/14/2013* (a) (Cost $413,256)	105,635	141,898

Exchange-Traded Funds 9.2%
iShares MSCI Emerging Markets Index Fund	70,900	3,069,261
Vanguard FTSE Emerging Markets Fund (a)	70,250	3,074,140
Total Exchange-Traded Funds (Cost $5,017,614)		6,143,401

Securities Lending Collateral 15.5%
Daily Assets Fund Institutional, 0.13% (c) (d) (Cost $10,398,400)	10,398,400	10,398,400

Cash Equivalents 0.6%
Central Cash Management Fund, 0.10% (c) (Cost $403,021)	403,021	403,021

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $60,580,750)†	115.2	77,129,577
Other Assets and Liabilities, Net (a)	(15.2)	(10,200,909)
Net Assets	100.0	66,928,668

* Non-income producing security.

† The cost for federal income tax purposes was $61,037,705. At April 30, 2013, net unrealized appreciation for all securities based on tax cost was $16,091,872. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $19,941,293 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,849,421.

(a) All or a portion of these securities were on loan. In addition, included in other assets and liabilities, net is a pending sale, that is also on loan (see Notes to Financial Statements). The value of securities loaned at April 30, 2013 amounted to $9,958,247, which is 14.9% of net assets.

(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CVA: Certificaten Van Aandelen (Certificate of Stock)

FTSE: Financial Times and the London Stock Exchange

MSCI: Morgan Stanley Capital International

REIT: Real Estate Investment Trust

RSP: Risparmio (Convertible Savings Shares)

SDR: Swedish Depositary Receipt

At April 30, 2013, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Euro Stoxx 50 Index	EUR	6/21/2013	21	738,138	7,625
FTSE 100 Index	GBP	6/21/2013	1	99,158	(481)
Nikkei 225 Index	USD	6/13/2013	2	139,100	19,875
Total net unrealized appreciation					27,019

Currency Abbreviations
EUR Euro GBP British Pound USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks, Preferred Stocks and Rights (e)
Australia	$—	$2,511,856	$—	$2,511,856
Austria	—	359,144	—	359,144
Belgium	—	1,102,645	—	1,102,645
Bermuda	—	57,896	—	57,896
Canada	5,046,408	55,593	—	5,102,001
Denmark	—	1,270,780	—	1,270,780
Finland	—	2,585,869	—	2,585,869
France	—	4,844,150	—	4,844,150
Germany	—	3,629,436	—	3,629,436
Hong Kong	—	1,656,651	—	1,656,651
Ireland	—	1,879,276	—	1,879,276
Italy	—	2,687,299	—	2,687,299
Japan	—	8,158,257	—	8,158,257
Luxembourg	—	212,563	—	212,563
Macau	—	101,958	—	101,958
Netherlands	—	4,433,734	—	4,433,734
Norway	—	1,384,296	—	1,384,296
Singapore	—	2,260,116	—	2,260,116
Spain	—	3,346,753	—	3,346,753
Sweden	—	2,285,276	—	2,285,276
Switzerland	—	5,010,600	—	5,010,600
United Kingdom	—	5,106,404	—	5,106,404
United States	197,795	—	—	197,795
Exchange-Traded Funds	6,143,401	—	—	6,143,401
Short-Term Investments (e)	10,801,421	—	—	10,801,421
Derivatives (f) Futures	27,500	—	—	27,500
Total	$22,216,525	$54,940,552	$—	$77,157,077
Liabilities
Derivatives (f) Futures	$(481)	$—	$—	$(481)
Total	$(481)	$—	$—	$(481)

There have been no transfers between fair value measurement levels during the period ended April 30, 2013.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2013 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $49,779,329) — including $9,958,247 of securities loaned	$66,328,156
Investment in Daily Assets Fund Institutional (cost $10,398,400)*	10,398,400
Investment in Central Cash Management Fund (cost $403,021)	403,021
Total investments in securities, at value (cost $60,580,750)	77,129,577
Foreign currency, at value (cost $365,289)	368,534
Deposits with broker for futures contracts	132,277
Receivable for Fund shares sold	16,322
Dividends receivable	218,261
Interest receivable	17,060
Receivable for variation margin on futures contracts	27,019
Foreign taxes recoverable	75,421
Other assets	36,565
Total assets	78,021,036
Liabilities
Payable upon return of securities loaned	10,398,400
Payable for investments purchased	3,257
Payable for Fund shares redeemed	539,631
Accrued management fee	37,446
Accrued Directors' fee	1,179
Other accrued expenses and payables	112,455
Total liabilities	11,092,368
Net assets, at value	$66,928,668
Net Assets Consist of
Undistributed net investment income	362,208
Net unrealized appreciation (depreciation) on: Investments	16,548,827
Futures	27,019
Foreign currency	2,457
Accumulated net realized gain (loss)	(67,266,056)
Paid-in capital	117,254,213
Net assets, at value	$66,928,668

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2013 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($23,052,169 ÷ 2,966,249 shares of capital stock outstanding, $.01 par value, $50,000,000 shares authorized)	$7.77
Maximum offering price per share (100 ÷ 94.25 of $7.77)	$8.24
Class B Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($312,878 ÷ 41,651 shares of capital stock outstanding, $.01 par value, $50,000,000 shares authorized)	$7.51
Class C Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($3,609,252 ÷ 480,491 shares of capital stock outstanding, $.01 par value, $50,000,000 shares authorized)	$7.51
Class R Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($1,551,540 ÷ 205,215 shares of capitalstock outstanding, $.01 par value, $50,000,000 shares authorized)	$7.56
Class S Net Asset Value, offering and redemption price(a) per share ($12,920,891 ÷ 1,714,001 shares of capital stock outstanding, $.01 par value, $50,000,000 shares authorized)	$7.54
Institutional Class Net Asset Value, offering and redemption price(a) per share ($25,481,938 ÷ 3,375,490 shares of capital stock outstanding, $.01 par value, $50,000,000 shares authorized)	$7.55

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended April 30, 2013 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $101,757)	$975,953
Interest	178
Income distributions — Central Cash Management Fund	431
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	41,636
Total income	1,018,198
Expenses: Management fee	244,957
Administration fee	34,994
Services to shareholders	63,448
Distribution and service fees	49,932
Custodian fee	30,416
Audit fee	34,933
Legal fees	9,436
Reports to shareholders	11,608
Registration fees	32,764
Directors' fees and expenses	2,170
Other	22,040
Total expenses before expense reductions	536,698
Expense reductions	(41,958)
Total expenses after expense reductions	494,740
Net investment income (loss)	523,458
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	1,625,661
Futures	58,891
Foreign currency	(8,156)
1,676,396
Change in net unrealized appreciation (depreciation) on: Investments	7,783,716
Futures	21,957
Foreign currency	4,803
7,810,476
Net gain (loss)	9,486,872
Net increase (decrease) in net assets resulting from operations	10,010,330

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations: Net investment income (loss)	$523,458	$1,840,134
Net realized gain (loss)	1,676,396	2,600,936
Change in net unrealized appreciation (depreciation)	7,810,476	(1,072,185)
Net increase (decrease) in net assets resulting from operations	10,010,330	3,368,885
Distributions to shareholders from: Net investment income: Class A	(509,189)	(533,655)
Class B	(5,515)	(9,110)
Class C	(50,770)	(48,345)
Class R	(40,840)	(35,940)
Class S	(319,911)	(317,565)
Institutional Class	(813,568)	(720,175)
Total distributions	(1,739,793)	(1,664,790)
Fund share transactions: Proceeds from shares sold	4,161,132	14,681,811
Reinvestment of distributions	1,697,685	1,620,668
Payments for shares redeemed	(20,585,847)	(22,576,102)
Redemption fees	4	292
Net increase (decrease) in net assets from Fund share transactions	(14,727,026)	(6,273,331)
Increase (decrease) in net assets	(6,456,489)	(4,569,236)
Net assets at beginning of period	73,385,157	77,954,393
Net assets at end of period (including undistributed net investment income of $362,208 and $1,578,543, respectively)	$66,928,668	$73,385,157

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended October 31,
Class A	Six Months Ended 4/30/13 (Unaudited)		2012	2011	2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$6.90		$6.73	$7.36	$6.56		$5.66	$14.53
Income (loss) from investment operations: Net investment income (loss)a	.05		.15	.12	.08		.08	.22	b
Net realized and unrealized gain (loss)	.98		.15	(.58)	.79		1.04	(6.18)
Total from investment operations	1.03		.30	(.46)	.87		1.12	(5.96)
Less distributions from: Net investment income	(.16)		(.13)	(.17)	(.09)		(.22)	(.07)
Net realized gains	—		—	—	—		—	(2.84)
Total distributions	(.16)		(.13)	(.17)	(.09)		(.22)	(2.91)
Increase from regulatory settlements	—		—	—	.02	f	—	—
Redemption fees	.00	***	.00 ***	.00 ***	.00	***	.00 ***	.00	***
Net asset value, end of period	$7.77		$6.90	$6.73	$7.36		$6.56	$5.66
Total Return (%)c,d	15.19	**	4.71	(6.44)	13.65		20.98	(50.51	)e
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	23		23	28	37		47	46
Ratio of expenses before expense reductions (%)	1.71	*	1.66	1.69	1.61		1.62	1.55
Ratio of expenses after expense reductions (%)	1.49	*	1.58	1.68	1.60		1.41	1.38
Ratio of net investment income (%)	1.50	*	2.25	1.66	1.31		1.53	2.22	b
Portfolio turnover rate (%)	1	**	21	25	28		152	154
a Based on average shares outstanding during the period.
b Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.12 per share and 1.27% of average daily net assets for the year ended October 31, 2008.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
e Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as a result of certain operation errors during the period. Excluding this reimbursement, total return would have been (50.68)%.
f Includes a non-recurring payment from the Advisor, which amounted to $0.013 per share, recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.01 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.35% lower.
* Annualized ** Not annualized *** Amount is less than $.005.

			Years Ended October 31,
Class B	Six Months Ended 4/30/13 (Unaudited)		2012	2011	2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$6.64		$6.48	$7.08	$6.31		$5.44	$14.10
Income (loss) from investment operations: Net investment income (loss)a	.02		.09	.07	.04		.04	.14	b
Net realized and unrealized gain (loss)	.96		.15	(.56)	.74		1.00	(5.96)
Total from investment operations	.98		.24	(.49)	.78		1.04	(5.82)
Less distributions from: Net investment income	(.11)		(.08)	(.11)	(.03)		(.17)	—
Net realized gains	—		—	—	—		—	(2.84)
Total distributions	(.11)		(.08)	(.11)	(.03)		(.17)	(2.84)
Increase from regulatory settlements	—		—	—	.02	f	—	—
Redemption fees	.00	***	.00 ***	.00 ***	.00	***	.00 ***	.00	***
Net asset value, end of period	$7.51		$6.64	$6.48	$7.08		$6.31	$5.44
Total Return (%)c,d	14.82	**	3.84	(7.06)	12.75		20.07	(50.89	)e
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.3		.4	1	2		3	5
Ratio of expenses before reductions (%)	2.72	*	2.60	2.48	2.47		2.59	2.34
Ratio of expenses after expense reductions (%)	2.24	*	2.34	2.44	2.32		2.25	2.18
Ratio of net investment income (loss) (%)	.62	*	1.41	.90	.59		.69	1.42	b
Portfolio turnover rate (%)	1	**	21	25	28		152	154
a Based on average shares outstanding during the period.
b Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.12 per share and 1.27% of average daily net assets for the year ended October 31, 2008.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
e Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as a result of certain operation errors during the period. Excluding this reimbursement, total return would have been (51.06)%.
f Includes a non-recurring payment from the Advisor, which amounted to $0.011 per share, recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.01 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.35% lower.
* Annualized ** Not annualized *** Amount is less than $.005.

			Years Ended October 31,
Class C	Six Months Ended 4/30/13 (Unaudited)		2012		2011		2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$6.64		$6.47		$7.08		$6.31		$5.44		$14.11
Income (loss) from investment operations: Net investment income (loss)a	.03		.10		.07		.04		.04		.15	b
Net realized and unrealized gain (loss)	.95		.15		(.57)		.74		1.01		(5.98)
Total from investment operations	.98		.25		(.50)		.78		1.05		(5.83)
Less distributions from: Net investment income	(.11)		(.08)		(.11)		(.03)		(.18)		—
Net realized gains	—		—		—		—		—		(2.84)
Total distributions	(.11)		(.08)		(.11)		(.03)		(.18)		(2.84)
Increase from regulatory settlements	—		—		—		.02	f	—		—
Redemption fees	.00	***	.00	***	.00	***	.00	***	.00	***	.00	***
Net asset value, end of period	$7.51		$6.64		$6.47		$7.08		$6.31		$5.44
Total Return (%)c	14.82	d**	4.01	d	(7.21	)d	12.75		19.94	d	(50.81	)d,e
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4		3		4		6		6		8
Ratio of expenses before expense reductions (%)	2.43	*	2.42		2.44		2.34		2.45		2.27
Ratio of expenses after expense reductions (%)	2.24	*	2.33		2.43		2.34		2.24		2.10
Ratio of net investment income (loss) (%)	.79	*	1.54		.91		.57		.70		1.50	b
Portfolio turnover rate (%)	1	**	21		25		28		152		154
a Based on average shares outstanding during the period.
b Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.12 per share and 1.27% of average daily net assets for the year ended October 31, 2008.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
e Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as a result of certain operation errors during the period. Excluding this reimbursement, total return would have been (50.98)%.
f Includes a non-recurring payment from the Advisor, which amounted to $0.012 per share, recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.01 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.35% lower.
* Annualized ** Not annualized *** Amount is less than $.005.

			Years Ended October 31,
Class R	Six Months Ended 4/30/13 (Unaudited)		2012		2011		2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$6.70		$6.54		$7.16		$6.40		$5.50		$14.19
Income (loss) from investment operations: Net investment income (loss)a	.04		.13		.11		.07		.08		.22	b
Net realized and unrealized gain (loss)	.96		.15		(.58)		.76		1.03		(6.04)
Total from investment operations	1.00		.28		(.47)		.83		1.11		(5.82)
Less distributions from: Net investment income	(.14)		(.12)		(.15)		(.09)		(.21)		(.03)
Net realized gains	—		—		—		—		—		(2.84)
Total distributions	(.14)		(.12)		(.15)		(.09)		(.21)		(2.87)
Increase from regulatory settlements	—		—		—		.02	e	—		—
Redemption fees	.00	***	.00	***	.00	***	.00	***	.00	***	.00	***
Net asset value, end of period	$7.56		$6.70		$6.54		$7.16		$6.40		$5.50
Total Return (%)	15.13	c**	4.44	c	(6.67	)c	13.35		21.19	c	(50.62	)c,d
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		2		2		2		1		1
Ratio of expenses before expense reductions (%)	1.98	*	1.87		1.94		1.79		1.62		1.64
Ratio of expenses after expense reductions (%)	1.74	*	1.83		1.90		1.79		1.41		1.47
Ratio of net investment income (%)	1.09	*	2.02		1.44		1.12		1.52		2.13	b
Portfolio turnover rate (%)	1	**	21		25		28		152		154
a Based on average shares outstanding during the period.
b Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.12 per share and 1.27% of average daily net assets for the year ended October 31, 2008.
c Total return would have been lower had certain expenses not been reduced.
d Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as a result of certain operation errors during the period. Excluding this reimbursement, total return would have been (50.79)%.
e Includes a non-recurring payment from the Advisor, which amounted to $0.013 per share, recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.01 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.35% lower.
* Annualized ** Not annualized *** Amount is less than $.005.

			Years Ended October 31,
Class S	Six Months Ended 4/30/13 (Unaudited)		2012	2011	2010		2009	2008
Selected Per Share Data
Net asset value, beginning of period	$6.71		$6.54	$7.15	$6.40		$5.51	$14.25
Income (loss) from investment operations: Net investment income (loss)a	.06		.16	.14	.10		.11	.26	b
Net realized and unrealized gain (loss)	.95		.16	(.57)	.75		1.02	(6.04)
Total from investment operations	1.01		.32	(.43)	.85		1.13	(5.78)
Less distributions from: Net investment income	(.18)		(.15)	(.18)	(.12)		(.24)	(.12)
Net realized gains	—		—	—	—		—	(2.84)
Total distributions	(.18)		(.15)	(.18)	(.12)		(.24)	(2.96)
Increase from regulatory settlements	—		—	—	.02	e	—	—
Redemption fees	.00	***	.00 ***	.00 ***	.00	***	.00 ***	.00	***
Net asset value, end of period	$7.54		$6.71	$6.54	$7.15		$6.40	$5.51
Total Return (%)c	15.25	**	5.05	(6.17)	13.72		21.75	(50.38	)d
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13		12	14	16		21	24
Ratio of expenses before expense reductions (%)	1.48	*	1.44	1.46	1.42		1.34	1.36
Ratio of expenses after expense reductions (%)	1.34	*	1.34	1.44	1.39		.94	.97
Ratio of net investment income (%)	1.68	*	2.53	1.90	1.52		1.99	2.63	b
Portfolio turnover rate (%)	1	**	21	25	28		152	154
a Based on average shares outstanding during the period.
b Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.12 per share and 1.27% of average daily net assets for the period ended October 31, 2008.
c Total return would have been lower had certain expenses not been reduced.
d Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as a result of certain operation errors during the period. Excluding this reimbursement, total return would have been (50.55)%.
e Includes a non-recurring payment from the Advisor, which amounted to $0.012 per share, recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.01 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.35% lower.
* Annualized ** Not annualized *** Amount is less than $.005.

			Years Ended October 31,
Institutional Class	Six Months Ended 4/30/13 (Unaudited)		2012	2011	2010		2009		2008
Selected Per Share Data
Net asset value, beginning of period	$6.71		$6.55	$7.17	$6.40		$5.52		$14.26
Income (loss) from investment operations: Net investment income (loss)a	.05		.17	.15	.12		.11		.26	c
Net realized and unrealized gain (loss)	.97		.15	(.57)	.75		1.01		(6.03)
Total from investment operations	1.02		.32	(.42)	.87		1.12		(5.77)
Less distributions from: Net investment income	(.18)		(.16)	(.20)	(.12)		(.24)		(.13)
Net realized gains	—		—	—	—		—		(2.84)
Total distributions	(.18)		(.16)	(.20)	(.12)		(.24)		(2.97)
Increase from regulatory settlements	—		—	—	.02	e	—		—
Redemption fees	.00	***	.00 ***	.00 ***	.00	***	.00	***	.00	***
Net asset value, end of period	$7.55		$6.71	$6.55	$7.17		$6.40		$5.52
Total Return (%)	15.46	b**	5.14	(6.10)	14.10		21.61	b	(50.31	)b,d
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	25		32	29	52		47		42
Ratio of expenses before expense reductions (%)	1.26	*	1.23	1.25	1.13		1.23		1.13
Ratio of expenses after expense reductions (%)	1.24	*	1.23	1.25	1.13		.94		.92
Ratio of net investment income (%)	1.54	*	2.71	2.09	1.78		1.99		2.68	c
Portfolio turnover rate (%)	1	**	21	25	28		152		154
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.12 per share and 1.27% of average daily net assets for the year ended October 31, 2008.
d Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as a result of certain operation errors during the period. Excluding this reimbursement, total return would have been (50.48)%.
e Includes a non-recurring payment from the Advisor, which amounted to $0.013 per share, recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.01 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.35% lower.
* Annualized ** Not annualized *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Diversified International Equity Fund (the "Fund") is a diversified series of DWS International Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Maryland corporation.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class R shares are only available to participants in certain retirement plans and are offered to investors without an initial sales charge. Institutional Class shares are generally available only to qualified institutions, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of their financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities and exchange traded funds ("ETFs") are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In January 2013, Accounting Standard Update 2013-01 (ASU 2013-01), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. The ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund's financial statements.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At October 31, 2012, the Fund had a net tax basis capital loss carryforward of approximately $68,634,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2016 ($18,357,000) and October 31, 2017 ($50,277,000), the respective expiration dates, whichever occurs first.

The Fund has reviewed the tax positions for each of the open tax years as of October 31, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open, subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to net investment losses incurred by the Fund, investments in foreign denominated securities, passive foreign investment companies, and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund share redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

Expenses. Expenses of the Corporation arising in connection with a specific Fund are allocated to that Fund. Other Corporation expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Corporation based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended April 30, 2013, the Fund used futures contracts as a means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency in which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of April 30, 2013 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2013, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $350,000 to $1,232,000.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2013 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivative	Futures Contracts
Equity Contracts (a)	$27,500

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
Liability Derivative	Futures Contracts
Equity Contracts (a)	$(481)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2013 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$58,891

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$21,957

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended April 30, 2013, purchases and sales of investment securities (excluding short-term investments) aggregated $800,139 and $15,730,257, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

QS Investors, LLC ("QS Investors") serves as subadvisor with respect to the investment and reinvestment of assets in the Fund, and is paid by the Advisor for its services. Effective on or about July 12, 2013, QS Investors will no longer serve as subadvisor to the Fund and day-to-day portfolio management of the Fund will transition to DIMA.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $1.5 billion of the Fund's average daily net assets	.700%
Next $1.75 billion of such net assets	.685%
Next $1.75 billion of such net assets	.670%
Over $5.0 billion of such net assets	.655%

Accordingly, for the six months ended April 30, 2013, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.70% of the Fund's average daily net assets.

For the period from November 1, 2012 through September 30, 2013, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class follows:
Class A	1.49%
Class B	2.24%
Class C	2.24%
Class R	1.74%
Class S	1.34%
Institutional Class	1.24%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2013, the Administration Fee was $34,994, of which $5,349 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee they receive from the Fund. For the six months ended April 30, 2013, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at April 30, 2013
Class A	$22,111	$22,111	$—
Class B	721	721	—
Class C	2,670	2,670	—
Class R	145	145	—
Class S	11,062	8,565	2,061
Institutional Class	6,564	2,843	3,308
	$43,273	$37,055	$5,369

Distribution and Service Fees. Under the Fund's Class B, C and R 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of the average daily net assets of each of Class B and C shares of the Fund, and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B, C and R shares. For the six months ended April 30, 2013, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2013
Class B	$1,344	$195
Class C	12,931	2,152
Class R	2,211	316
	$16,486	$2,663

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B, C and Class R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2013, the Service Fee was as follows:
Service Fee	Total Aggregated	Waived	Unpaid at April 30, 2013	Annualized Effective Rate
Class A	$26,784	$2,241	$13,185	.22%
Class B	431	139	139	.16%
Class C	4,270	628	1,679	.21%
Class R	1,961	1,895	66	.01%
	$33,446	$4,903	$15,069

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2013 aggregated $2,242.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2013, the CDSC for Class B and C shares aggregated $396 and $43, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2013, DIDI received $7 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2013, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $6,594, of which $3,788 is unpaid.

Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor (0.00% net effective rate for the period ending April 30, 2013), the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in DWS Variable NAV Money Fund.

Security Lending Fees. Effective February 7, 2013, Deutsche Bank AG serves as lending agent for the Fund. For the period from February 7, 2013 through April 30, 2013, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $2,608.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2013.

F. Ownership of the Fund

At April 30, 2013, there was one affiliated shareholder account that held approximately 13% of the outstanding shares of the Fund.

G. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2013		Year Ended October 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	207,937	$1,530,413	396,525	$2,611,667
Class B	881	6,408	207	1,248
Class C	38,918	279,839	40,063	258,164
Class R	20,008	141,840	69,833	444,742
Class S	116,164	831,192	278,874	1,775,276
Institutional Class	192,314	1,371,440	1,463,746	9,590,714
		$4,161,132		$14,681,811
Shares issued to shareholders in reinvestment of distributions
Class A	68,397	$490,404	82,132	$514,965
Class B	725	5,032	1,313	7,981
Class C	6,752	46,928	7,149	43,463
Class R	5,288	36,910	5,342	32,638
Class S	44,753	311,037	50,726	308,419
Institutional Class	116,002	807,374	117,302	713,202
		$1,697,685		$1,620,668
Shares redeemed
Class A	(609,007)	$(4,427,145)	(1,296,373)	$(8,545,695)
Class B	(18,313)	(130,057)	(67,641)	(429,849)
Class C	(73,675)	(517,948)	(158,880)	(999,848)
Class R	(128,327)	(915,318)	(64,085)	(414,395)
Class S	(306,584)	(2,190,949)	(677,015)	(4,364,724)
Institutional Class	(1,746,162)	(12,404,430)	(1,203,054)	(7,821,591)
		$(20,585,847)		$(22,576,102)
Redemption fees		$4		$292
Net increase (decrease)
Class A	(332,673)	$(2,406,324)	(817,716)	$(5,418,868)
Class B	(16,707)	(118,617)	(66,121)	(420,620)
Class C	(28,005)	(191,181)	(111,668)	(698,221)
Class R	(103,031)	(736,568)	11,090	62,985
Class S	(145,667)	(1,048,720)	(347,415)	(2,281,025)
Institutional Class	(1,437,846)	(10,225,616)	377,994	2,482,418
		$(14,727,026)		$(6,273,331)

H. Changes to Fund Name, Portfolio Management Team and Investment Strategies

Effective on or about July 12, 2013, DWS Diversified International Equity Fund will change its name to DWS Global Equity Fund, and QS Investors, LLC will no longer serve as subadvisor to the Fund. In addition, effective at that time, the Fund's portfolio management team will change and certain changes will be made to the Fund's investment strategies and portfolio management process. More details regarding these changes are set forth in a supplement to the Fund's prospectus dated April 25, 2013.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2012 to April 30, 2013).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2013 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class R	Class S	Institutional Class
Beginning Account Value 11/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/13	$1,151.90	$1,148.20	$1,148.20	$1,151.30	$1,152.50	$1,154.60
Expenses Paid per $1,000*	$7.95	$11.93	$11.93	$9.28	$7.15	$6.62
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class R	Class S	Institutional Class
Beginning Account Value 11/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/13	$1,017.41	$1,013.69	$1,013.69	$1,016.17	$1,018.15	$1,018.65
Expenses Paid per $1,000*	$7.45	$11.18	$11.18	$8.70	$6.71	$6.21

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class R	Class S	Institutional Class
DWS Diversified International Equity Fund	1.49%	2.24%	2.24%	1.74%	1.34%	1.24%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 17, 2012

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2012, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009, 2010 and 2011.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 103 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fallout" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I considered how aggregated DWS Fund performance measures relative to appropriate peers had varied by asset class and over time.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	DBISX	DBIBX	DBICX	DBIVX	MGINX
CUSIP Number	23337R 593	23337R 585	23337R 577	23337R 551	23337R 544
Fund Number	499	699	799	2399	559

For shareholders of Class R
Automated Information Line	DWS Investments Flex Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site
www.dws-investments.com
Click "Retirement Plans" to reallocate assets, process transactions and review your funds through our secure online account access.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Investments Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Nasdaq Symbol	DBITX
CUSIP Number	23337R 569
Fund Number	1501

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2012

Notes

Notes

Notes

Notes

Notes

Notes

DWS
INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DDIEF-3
(R-027566-2 6/13)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Diversified International Equity Fund, a series of DWS International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 26, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 26, 2013